Segmented information (Tables)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Reconciliation Segmented Information

Reconciliation to net income:

	Three Months ended March 31, 2026	Three Months ended March 31, 2025
Revenue	$2,946,741	$2,738,303

Cost of revenue	1,515,131	1,240,602

Gross profit	1,431,610	1,497,701

Segment operating expenses	1,735,754	1,171,149
Total operating income (loss)	(304,144)	326,552

Unallocated expenses	437,020	281,312
Depreciation	46,078	45,360
Foreign exchange (loss) gain	60,436	(33,197)
Interest income	(13,272)	(474)
Stock awareness program	(64,881)	-
Stock-based compensation	45,038	43,868

Net loss before income taxes	$(814,564)	(10,317)

Schedule of Revenue By Geographical Region

The Company had the following revenue by geographical region based on impression served.

Total revenue	Three Months ended March 31, 2026	Three Months ended March 31, 2025
Western Europe	$1,009,189	$759,974
Central, Eastern and Southern Europe	312,540	163,694
North America	1,367,573	1,746,478
Rest of World	257,439	68,157

Total revenue	$2,946,741	$2,738,303

Schedule of Equipment By Location	The Company’s equipment is located as follows:
Net Book Value	March 31, 2026	December 31, 2025

Canada	$23,017	$25,167
Israel	7,562	8,371
United Kingdom	6,529	4,514
Total equipment	$37,108	$38,052